Cash and Cash Equivalents - Summary of Changes in Liabilities Arising from Financing Activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities from financing activities at beginning of period	$ 4,447,808
Liabilities from financing activities resulting from financing cash flows	1,760,904
Liabilities from financing activities used in financing cash flows	(1,461,659)
Liabilities from financing activities, paid interest in financing cash flows	(343,991)
Liabilities from financing activities, total from financing cash flows	(44,746)
Liabilities from financing activities, through acquisition of subsidiaries	327,028
Liabilities from financing activities, through changes in fair value	(6,895)
Liabilities from financing activities, through exchange differences	(37,948)
Liabilities from financing activities, through financial costs	398,558
Liabilities from financing activities, through new financial leases	17,605
Liabilities from financing activities, through other changes	21,080
Liabilities arising from financing activities at end of period	5,122,490
Bank Loans [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities from financing activities at beginning of period	964,845
Liabilities from financing activities resulting from financing cash flows	783,342
Liabilities from financing activities used in financing cash flows	(305,915)
Liabilities from financing activities, paid interest in financing cash flows	(74,135)
Liabilities from financing activities, total from financing cash flows	403,292
Liabilities from financing activities, through acquisition of subsidiaries	55,421
Liabilities from financing activities, through changes in fair value	(775)
Liabilities from financing activities, through exchange differences	(11,659)
Liabilities from financing activities, through financial costs	94,163
Liabilities from financing activities, through other changes	(3,564)
Liabilities arising from financing activities at end of period	1,501,723
Unsecured Obligations with Public [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities from financing activities at beginning of period	3,154,734
Liabilities from financing activities resulting from financing cash flows	580,365
Liabilities from financing activities used in financing cash flows	(573,994)
Liabilities from financing activities, paid interest in financing cash flows	(237,702)
Liabilities from financing activities, total from financing cash flows	(231,331)
Liabilities from financing activities, through exchange differences	11,920
Liabilities from financing activities, through financial costs	230,212
Liabilities from financing activities, through other changes	12,473
Liabilities arising from financing activities at end of period	3,178,008
Financial Lease [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities from financing activities at beginning of period	125,190
Liabilities from financing activities used in financing cash flows	(46,975)
Liabilities from financing activities, paid interest in financing cash flows	(5,984)
Liabilities from financing activities, total from financing cash flows	(52,959)
Liabilities from financing activities, through exchange differences	(175)
Liabilities from financing activities, through financial costs	5,882
Liabilities from financing activities, through new financial leases	17,605
Liabilities from financing activities, through other changes	8,949
Liabilities arising from financing activities at end of period	104,492
Other Liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities from financing activities at beginning of period	63,001
Liabilities from financing activities resulting from financing cash flows	125,345
Liabilities from financing activities used in financing cash flows	(221,232)
Liabilities from financing activities, paid interest in financing cash flows	(25,941)
Liabilities from financing activities, total from financing cash flows	(121,828)
Liabilities from financing activities, through acquisition of subsidiaries	271,607
Liabilities from financing activities, through changes in fair value	(8,667)
Liabilities from financing activities, through exchange differences	(13,346)
Liabilities from financing activities, through financial costs	28,874
Liabilities from financing activities, through other changes	94
Liabilities arising from financing activities at end of period	219,735
Hedging Derivatives [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities from financing activities at beginning of period	21,069
Liabilities from financing activities resulting from financing cash flows	230
Liabilities from financing activities used in financing cash flows	(15,958)
Liabilities from financing activities, total from financing cash flows	(15,728)
Liabilities from financing activities, through changes in fair value	(10,688)
Liabilities from financing activities, through exchange differences	(3,371)
Liabilities from financing activities, through financial costs	8,874
Liabilities from financing activities, through other changes	3,128
Liabilities arising from financing activities at end of period	3,284
Non-hedging Derivatives [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities from financing activities resulting from financing cash flows	174
Liabilities from financing activities used in financing cash flows	(12,878)
Liabilities from financing activities, total from financing cash flows	(12,704)
Liabilities from financing activities, through changes in fair value	13,235
Liabilities from financing activities, through exchange differences	105
Liabilities from financing activities, through financial costs	2,526
Liabilities arising from financing activities at end of period	3,162
Loans from Related Companies [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities from financing activities resulting from financing cash flows	257,453
Liabilities from financing activities used in financing cash flows	(257,956)
Liabilities from financing activities, paid interest in financing cash flows	(229)
Liabilities from financing activities, total from financing cash flows	(732)
Liabilities from financing activities, through exchange differences	503
Liabilities from financing activities, through financial costs	229
Other Accounts Payable [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities from financing activities at beginning of period	118,969
Liabilities from financing activities resulting from financing cash flows	13,995
Liabilities from financing activities used in financing cash flows	(26,751)
Liabilities from financing activities, total from financing cash flows	(12,756)
Liabilities from financing activities, through exchange differences	(21,925)
Liabilities from financing activities, through financial costs	27,798
Liabilities arising from financing activities at end of period	$ 112,086